Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Summary of Results of Segment Operations

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Revenues from external customers:
Carbon Materials & Chemicals	$249.5	$218.6
Railroad & Utility Products	131.4	122.9

Total	$380.9	$341.5

Intersegment revenues:
Carbon Materials & Chemicals	$30.0	$27.5

Depreciation and amortization expense:
Carbon Materials & Chemicals	$4.1	$4.3
Railroad & Utility Products	2.7	2.1

Total	$6.8	$6.4

Operating profit:
Carbon Materials & Chemicals	$20.5	$14.1
Railroad & Utility Products	9.1	7.5
Corporate	(0.4)	(0.3)

Total	$29.2	$21.3

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Revenues from external customers:
Carbon Materials & Chemicals	$943.1	$740.6	$606.0
Railroad & Utility Products	523.1	449.9	469.2

Total	$1,466.2	$1,190.5	$1,075.2

Intersegment revenues:
Carbon Materials & Chemicals	$95.2	$97.2	$91.5

Depreciation & amortization:
Carbon Materials & Chemicals	$17.4	$17.2	$15.9
Railroad & Utility Products	9.5	9.4	7.3

Total	$26.9	$26.6	$23.2

Operating profit:
Carbon Materials & Chemicals	$89.1	$76.7	$57.3
Railroad & Utility Products	34.8	23.0	38.2
Corporate(a)	(1.2)	(1.6)	(1.8)

Total	$122.7	$98.1	$93.7

Capital expenditures (including acquisitions):
Carbon Materials & Chemicals	$23.0	$44.9	$10.7
Railroad & Utility Products	10.2	20.2	8.5
Corporate	0.6	0.3	1.0

Total	$33.8	$65.4	$20.2

Summary of Assets and Goodwill by Segment

	March 31, 2012	December 31, 2011
(Dollars in millions)
Segment assets:
Carbon Materials & Chemicals	$510.2	$495.2
Railroad & Utility Products	185.1	164.6
All other	58.8	70.9

Total	$754.1	$730.7

Goodwill:
Carbon Materials & Chemicals	$70.2	$69.4
Railroad & Utility Products	2.8	2.7

Total	$73.0	$72.1

	December 31,
	2011	2010
(Dollars in millions)
Assets:
Carbon Materials & Chemicals	$495.2	$447.4
Railroad & Utility Products	164.6	154.8

Segment assets	659.8	602.2
Cash & cash equivalents	0.2	8.5
Income tax receivable	10.6	11.9
Deferred taxes	41.8	27.1
Deferred financing costs	8.2	9.1
Deferred charges	3.5	4.0
Other	6.6	6.4

Total	$730.7	$669.2

Goodwill:
Carbon Materials & Chemicals	$69.4	$69.6
Railroad & Utility Products	2.7	2.5

Total	$72.1	$72.1

Schedule of Revenues and Long-Lived Assets by Geographic Area

	Year	Revenue	Long-lived assets
(Dollars in millions)
United States	2011	$787.5	$161.6
	2010	672.5	157.1
	2009	649.1	149.1
Australasia	2011	276.6	58.7
	2010	221.9	79.8
	2009	190.2	73.4
Europe	2011	248.0	35.7
	2010	194.0	35.8
	2009	144.1	14.9
Other countries	2011	154.1	0.0
	2010	102.1	0.0
	2009	91.8	0.0

Total	2011	$1,466.2	$256.0
	2010	$1,190.5	$272.7
	2009	$1,075.2	$237.4

Schedule of Segment Revenues for Significant Product Lines

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Carbon Materials & Chemicals:
Carbon pitch	$431.1	$325.6	$302.9
Creosote and carbon black feedstock	162.0	104.4	76.3
Phthalic anhydride	112.4	93.9	67.3
Naphthalene	72.3	68.0	49.8
Other products	165.3	148.7	109.7

	943.1	740.6	606.0
Railroad & Utility Products:
Railroad crossties	324.9	282.5	298.1
Utility poles	84.2	73.3	66.8
Creosote	52.7	57.9	60.6
Rail joint bars	24.7	0.1	0.0
Other products	36.6	36.1	43.7

	523.1	449.9	469.2

Total	$1,466.2	$1,190.05	$1,075.2